Pro Forma Information	9 Months Ended
Sep. 30, 2012
Pro Forma Information
Pro Forma Information

Note 11.  Pro Forma Information

During the period from the Closing Date to September 30, 2012, we purchased nine properties for an aggregate purchase price of $260,657, including the assumption of $26,000 of mortgage debt and excluding closing costs.  During the first quarter of 2012, CWH contributed the Properties to us. In return, we issued to CWH: (i) 22,000,000 common shares (including 1,000 common shares initially issued to CWH in December 2011 in connection with our formation) and (ii) the CWH Note.  Also during the first quarter of 2012, we issued 9,200,000 of our common shares in connection with our IPO (including 1,200,000 common shares sold pursuant to the full exercise of the underwriters’ over allotment option).  Simultaneous with the closing of our IPO, we entered into our revolving credit facility and used net proceeds from our IPO and borrowings under our revolving credit facility to repay in full the CWH Note.

During the first quarter of 2011, CWH purchased one of the properties it contributed to us as part of our formation for a purchase price of $10,000, excluding closing costs.  During the fourth quarter of 2011, we issued 1,000 common shares to CWH in connection with our formation.

The following table presents our pro forma results of operations for the nine months ended September 30, 2012 and 2011 as if these acquisitions and financing activities had occurred on January 1, 2011.  This pro forma data is not necessarily indicative of what our actual results of operations would have been for the periods presented, nor does it represent the results of operations for any future period.  Differences could result from various factors, including but not limited to, additional property acquisitions, property sales, changes in interest rates, changes in our debt or equity capital structure and changes in our operations and operating results.

	Nine Months Ended September 30,
	2012	2011

Total revenues	$102,984	$102,874
Net income	$53,651	$53,293
Net income per share	$1.72	$1.71

During the nine months ended September 30, 2012, we recognized revenues of $5,905 and operating income of $2,638 arising from our 2011 and 2012 acquisitions.